Debt and Capital Structure	9 Months Ended
Sep. 30, 2024
Borrowings [abstract]
Debt and Capital Structure

12. DEBT AND CAPITAL STRUCTURE
A) Short-Term Borrowings

		September 30,	December 31,
As at	Notes	2024	2023
Uncommitted Demand Facilities	i	—	—
WRB Uncommitted Demand Facilities	ii	101	179
Total Debt Principal		101	179
i) Uncommitted Demand Facilities
As at September 30, 2024, the Company had uncommitted demand facilities of $1.7 billion (December 31, 2023 – $1.7 billion) in place, of which $1.4 billion may be drawn for general purposes, or the full amount may be available to issue letters of credit. As at September 30, 2024, there were outstanding letters of credit aggregating to $375 million (December 31, 2023 – $364 million) and no direct borrowings.
ii) WRB Uncommitted Demand Facilities
WRB has uncommitted demand facilities of US$450 million that may be used to cover short-term working capital requirements, of which Cenovus’s proportionate share is 50 percent. As at September 30, 2024, US$150 million was drawn on these facilities, of which Cenovus’s proportionate share was US$75 million (C$101 million). As at December 31, 2023, Cenovus’s proportionate share of the capacity was US$225 million and US$135 million (C$179 million) of this capacity was drawn.
B) Long-Term Debt

	September 30,	December 31,
As at	2024	2023
Committed Credit Facility (1)	—	—
U.S. Dollar Denominated Unsecured Notes (2)	5,132	5,028
Canadian Dollar Unsecured Notes	2,000	2,000
Total Debt Principal	7,132	7,028
Debt Premiums (Discounts), Net, and Transaction Costs	67	80
Long-Term Debt	7,199	7,108
Less: Current Portion	180	—
Long-Term Portion	7,019	7,108
(1)The committed credit facility may include Canadian overnight repo rate average loans, secured overnight financing rate loans, prime rate loans and U.S. base rate loans.
(2)Total U.S. dollar denominated unsecured notes as at September 30, 2024, was US$3.8 billion (December 31, 2023 — US$3.8 billion).
On June 26, 2024, Cenovus renewed its existing committed credit facility to extend the maturity dates by more than one year. The committed credit facility consists of a $2.2 billion tranche maturing on June 26, 2027, and a $3.3 billion tranche maturing on June 26, 2028. As at September 30, 2024, no amount was drawn on the credit facility (December 31, 2023 – $nil).
As at September 30, 2024, the Company was in compliance with all of the terms of its debt agreements. Under the terms of Cenovus’s committed credit facility, the Company is required to maintain a total debt to capitalization ratio, as defined in the agreement, not to exceed 65 percent. The Company is below this limit.
C) Capital Structure
Cenovus’s capital structure consists of shareholders’ equity plus Net Debt. Net Debt includes the Company’s short-term borrowings, and the current and long-term portions of long-term debt, net of cash and cash equivalents and short-term investments. Net Debt is used in managing the Company’s capital structure. The Company’s objectives when managing its capital structure are to maintain financial flexibility, preserve access to capital markets, ensure its ability to finance internally generated growth and to fund potential acquisitions, while maintaining the ability to meet the Company’s financial obligations as they come due. To ensure financial resilience, Cenovus may, among other actions, adjust capital and operating spending, draw down on its credit facilities or repay existing debt, adjust dividends paid to shareholders, purchase the Company’s common shares or preferred shares for cancellation, issue new debt, or issue new shares.
Cenovus monitors its capital structure and financing requirements using, among other things, Total Debt, Net Debt to adjusted earnings before interest, taxes and depreciation, depletion and amortization (“Adjusted EBITDA”), Net Debt to Adjusted Funds Flow and Net Debt to Capitalization. These measures are used to steward Cenovus’s overall debt position as measures of Cenovus’s overall financial strength.
Cenovus targets a Net Debt to Adjusted EBITDA ratio and a Net Debt to Adjusted Funds Flow ratio of approximately 1.0 times and Net Debt at or below $4.0 billion over the long-term at a West Texas Intermediate (“WTI”) price of US$45.00 per barrel. These measures may fluctuate periodically outside this range due to factors such as persistently high or low commodity prices.
Net Debt to Adjusted EBITDA

	September 30,	December 31,
As at	2024	2023
Short-Term Borrowings	101	179
Current Portion of Long-Term Debt	180	—
Long-Term Portion of Long-Term Debt	7,019	7,108
Total Debt	7,300	7,287
Less: Cash and Cash Equivalents	(3,104)	(2,227)
Net Debt	4,196	5,060

Net Earnings (Loss)	3,739	4,109
Add (Deduct):
Finance Costs, Net (1)	539	538
Income Tax Expense (Recovery)	1,122	931
Depreciation, Depletion and Amortization	4,916	4,644
Exploration and Evaluation Asset Write-downs	69	29
(Income) Loss From Equity-Accounted Affiliates	(76)	(51)
Unrealized (Gain) Loss on Risk Management	(5)	52
Foreign Exchange (Gain) Loss, Net	7	(67)
(Gain) Loss on Divestiture of Assets (1)	(123)	20
Re-measurement of Contingent Payments	6	59
Other (Income) Loss, Net	(179)	(63)
Adjusted EBITDA (2)	10,015	10,201

Net Debt to Adjusted EBITDA (times)	0.4	0.5
(1)Revised presentation as of January 1, 2024. See Note 3.
(2)Calculated on a trailing twelve-month basis.
Net Debt to Adjusted Funds Flow

	September 30,	December 31,
As at	2024	2023
Net Debt	4,196	5,060

Cash From (Used in) Operating Activities	10,152	7,388
(Add) Deduct:
Settlement of Decommissioning Liabilities	(235)	(222)
Net Change in Non-Cash Working Capital	1,762	(1,193)
Adjusted Funds Flow (1)	8,625	8,803

Net Debt to Adjusted Funds Flow (times)	0.5	0.6
(1)Calculated on a trailing twelve-month basis.
Net Debt to Capitalization

	September 30,	December 31,
As at	2024	2023
Net Debt	4,196	5,060
Shareholders’ Equity	29,591	28,698
Capitalization	33,787	33,758

Net Debt to Capitalization (percent)	12	15